Revenue from services provided to customers - Schedule of Disaggregation of Asset Management Fees and Custody Fee (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation Of Asset Management Fees And Custody Fee [Abstract]
Asset management fees	¥ 235,893	¥ 193,468	¥ 171,327
Administration fees	109,092	88,201	76,157
Custodial fees	33,211	28,485	24,200
Total	¥ 378,196	¥ 310,154	¥ 271,684